Offerings	Apr. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 496,155,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,519.01
Offering Note	The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333- 289636 filed on August 15, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 741,187,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 102,357.99
Offering Note	See Note 1.